N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 29, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 29, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.2%)

Education (8.3%)
Gallatin County School District No 44 Be 3.500% 06/15/28	$575,000	$608,632
Montana State Board of Regents 5.000% 11/15/23	250,000	287,580
*Montana State Board of Regents 4.000% 05/15/25	2,000,000	2,206,040
Montana State Board of Regents 4.000% 05/15/26	1,145,000	1,246,562
Montana State Board of Regents 4.000% 11/15/25	500,000	552,115
Montana State Board of Regents 5.000% 11/15/25	500,000	592,455
Montana State Board of Regents 5.000% 11/15/30	240,000	279,384
Montana State Board of Regents 5.000% 11/15/24	200,000	242,008
University of Montana/Missoula MT 5.000% 11/15/17	35,000	35,061
University of Montana/Missoula MT 5.375% 05/15/19	180,000	187,063
		6,236,900
General Obligation (43.3%)
City of Bozeman MT 4.000% 07/01/28	540,000	611,496
City & County of Butte-Silver Bow MT 3.250% 07/01/22	765,000	767,792
City & County of Butte-Silver Bow MT 4.000% 07/01/26	115,000	131,861
City & County of Butte-Silver Bow MT 4.000% 07/01/28	215,000	242,275
City & County of Butte-Silver Bow MT 4.000% 07/01/30	225,000	248,166
City & County of Butte-Silver Bow MT 4.000% 07/01/32	240,000	260,414
City & County of Butte-Silver Bow MT 4.500% 07/01/34	850,000	956,191
Cascade County Elementary School District 5.000% 07/01/27	1,120,000	1,400,571
Cascade County Elementary School District 4.000% 07/01/29	925,000	1,052,114
Cascade County Elementary School District 4.000% 07/01/30	935,000	1,053,745
Cascade County Elementary School District 4.000% 07/01/31	700,000	781,837
Cascade County High School District A Gr 4.000% 07/01/28	610,000	700,396
Cascade County High School District A Gr 5.000% 07/01/26	940,000	1,162,601
Cascade County High School District A Gr 5.000% 07/01/27	1,110,000	1,388,066
Cascade County High School District A Gr 4.000% 07/01/30	670,000	755,090
Flathead County High School District No 5.000% 01/01/23	540,000	632,675
Gallatin County High School District No 5.000% 06/01/23	495,000	585,090
Gallatin County High School District No 5.000% 12/01/24	680,000	825,309
Gallatin County High School District No 5.000% 06/01/25	565,000	690,187
Gallatin County School District No 72 Op 3.500% 07/01/23	555,000	596,581
Gallatin County School District No 72 Op 3.750% 07/01/24	645,000	692,833
Gallatin County School District No 72 Op 4.000% 07/01/25	420,000	452,974
Gallatin County School District No 7 Boz 4.000% 12/01/32	915,000	1,015,202
Gallatin County School District No 7 Boz 4.000% 12/01/33	515,000	568,524
Gallatin County School District No 27 Mo 4.250% 06/15/26	415,000	473,652
Meagher County K-12 School District No 8 4.000% 07/01/28	475,000	543,737
County of Missoula MT 5.000% 07/01/31	445,000	536,528
Missoula High School District No 1 4.000% 07/01/32	275,000	301,738
Missoula High School District No 1 4.000% 07/01/28	710,000	807,235
Missoula High School District No 1 5.000% 07/01/27	290,000	361,131
Hellgate School District No 4 5.000% 06/15/28	500,000	602,805
Hellgate School District No 4 5.000% 06/15/29	500,000	597,790
Hellgate School District No 4 5.000% 06/15/30	500,000	594,360
City of Missoula MT 4.000% 07/01/26	350,000	401,856
City of Missoula MT 4.000% 07/01/31	250,000	274,747
*Missoula County Elementary School Distri 4.000% 07/01/32	1,200,000	1,321,584
Missoula County Elementary School Distri 4.000% 07/01/33	750,000	817,425
State of Montana 4.000% 08/01/23	385,000	443,162
State of Montana 4.000% 08/01/26	855,000	976,940
State of Montana 4.000% 08/01/27	480,000	540,994
State of Montana 5.000% 07/15/25	200,000	219,862
County of Ravalli MT 4.250% 07/01/27	150,000	154,763
County of Ravalli MT 4.350% 07/01/28	155,000	160,851
County of Ravalli MT 4.400% 07/01/29	165,000	171,009
County of Ravalli MT 4.250% 07/01/30	755,000	830,576
Valley County K-12 School District No 1 4.250% 07/01/31	450,000	505,481
Yellowstone County School District No 2 5.000% 06/15/24	500,000	611,440
Yellowstone County School District No 2 5.000% 06/15/26	515,000	621,378
Yellowstone County School District No 2 5.000% 06/15/27	1,000,000	1,197,340
Yellowstone County School District No 2 5.000% 06/15/31	350,000	413,168
Yellowstone County School District No 2 5.000% 06/15/32	435,000	511,499
		32,565,041
Health Care (17.8%)
Montana Facility Finance Authority 4.500% 07/01/23	250,000	256,490
Montana Facility Finance Authority 4.500% 07/01/23	1,025,000	1,113,171
*Montana Facility Finance Authority 4.650% 07/01/24	1,365,000	1,478,377
Montana Facility Finance Authority 4.750% 07/01/25	380,000	410,662
Montana Facility Finance Authority 5.250% 06/01/30	660,000	731,115
Montana Facility Finance Authority 5.125% 06/01/26	1,000,000	1,115,130
Montana Facility Finance Authority 5.000% 07/01/24	250,000	298,152
Montana Facility Finance Authority 4.750% 01/01/40	705,000	738,840
Montana Facility Finance Authority 4.500% 01/01/24	1,000,000	1,056,240
Montana Facility Finance Authority 5.000% 01/01/24	400,000	429,276
Montana Facility Finance Authority 5.500% 01/01/25	575,000	654,183
Montana Facility Finance Authority 5.750% 01/01/31	815,000	933,721
Montana Facility Finance Authority 5.000% 06/01/28	1,015,000	1,179,389
Montana Facility Finance Authority 5.000% 06/01/29	915,000	1,062,416
*Montana Facility Finance Authority 5.000% 06/01/22	1,100,000	1,100,418
County of Yellowstone MT 4.000% 10/01/29	710,000	778,508
		13,336,088
Housing (6.8%)
Montana Board of Housing 2.650% 06/01/21	135,000	137,242
Montana Board of Housing 2.650% 12/01/21	290,000	294,321
Montana Board of Housing 3.000% 06/01/23	165,000	169,427
Montana Board of Housing 3.000% 12/01/23	85,000	87,458
Montana Board of Housing 3.150% 06/01/24	340,000	348,792
Montana Board of Housing 3.150% 12/01/24	120,000	122,620
Montana Board of Housing 3.350% 06/01/25	150,000	152,800
Montana Board of Housing 3.875% 12/01/23	200,000	217,526
Montana Board of Housing 4.050% 06/01/24	175,000	191,081
Montana Board of Housing 4.050% 12/01/24	495,000	537,174
Montana Board of Housing 4.650% 12/01/28	280,000	301,389
Montana Board of Housing 5.050% 12/01/24	25,000	25,458
Montana Board of Housing 5.300% 12/01/29	120,000	122,156
*Montana Board of Housing 4.700% 12/01/26	780,000	814,905
Montana Board of Housing 4.850% 06/01/28	365,000	378,169
Montana Board of Housing 3.850% 06/01/19	495,000	505,697
Montana Board of Housing 2.650% 06/01/19	160,000	161,778
Montana Board of Housing 2.900% 06/01/	155,000	157,759
Montana Board of Housing 3.100% 06/01/21	395,000	407,095
		5,132,847
Other Revenue (9.4%)
City of Billings MT 5.500% 07/01/26	300,000	317,853
City of Billings MT 4.55% 07/01/	65,000	65,117
City of Billings MT 4.7% 07/01/21	70,000	70,133
City of Billings MT 4.800% 07/01/22	70,000	70,076
City of Billings MT 4.000% 07/01/18	205,000	206,896
City of Billings MT 4.375% 07/01/29	490,000	507,762
*City of Billings MT 5.000% 07/01/33	900,000	937,332
City of Bozeman MT 4.950% 07/01/28	200,000	208,778
City & County of Butte-Silver Bow MT 5.000% 07/01/21	600,000	636,300
Gallatin County Rural Improvement Distri 5.500% 07/01/25	600,000	600,726
*Gallatin County Rural Improvement Distri 6.000% 07/01/30	1,000,000	1,001,460
City of Great Falls MT 5.550% 07/01/29	275,000	289,446
City of Helena MT 4.625% 01/01/24	270,000	282,334
City of Helena MT 5.000% 01/01/29	175,000	183,811
Missoula Parking Commission 4.000% 10/01/26	835,000	920,813
City of Missoula MT 5.125% 07/01/26	125,000	128,175
Montana Facility Finance Authority 6.300% 10/01/20	655,000	655,989
		7,083,001
Transportation (7.3%)
City of Billings MT Airport Revenue 4.500% 07/01/18	800,000	813,992
City of Billings MT Airport Revenue 4.750% 07/01/19	350,000	366,989
City of Billings MT Airport Revenue 5.000% 07/01/	235,000	252,275
Madison County Rural Improvement Distric 5.500% 07/01/25	770,000	770,732
*Madison County Rural Improvement Distric 6.000% 07/01/30	1,000,000	1,001,180
City of Missoula MT 4.750% 07/01/27	200,000	200,224
City of Missoula MT 6.000% 07/01/30	200,000	212,510
Missoula Special Improvement Districts/M 4.600% 07/01/24	100,000	100,026
Missoula Special Improvement Districts/M 4.600% 07/01/25	105,000	105,039
Missoula Special Improvement Districts/M 5.400% 07/01/29	370,000	387,061
Missoula Special Improvement Districts/M 4.000% 07/01/19	125,000	128,429
Missoula Special Improvement Districts/M 4.625% 07/01/23	240,000	250,807
Missoula Special Improvement Districts/M 5.250% 07/01/27	240,000	252,101
Missoula Special Improvement Districts/M 5.500 07/01/31	235,000	246,014
Montana Department of Transportation 5.000% 06/01/22	350,000	359,495
		5,446,874
Utilities (4.3%)
City of Billings MT 5.000% 07/01/28	400,000	492,876
City of Billings MT 5.000% 07/01/31	260,000	314,878
City of Billings MT Storm Sewer Revenue 4.000% 07/01/25	215,000	240,142
City of Billings MT Storm Sewer Revenue 4.000% 07/01/26	225,000	248,528
City of Billings MT Storm Sewer Revenue 4.000% 07/01/28	250,000	278,978
City of Billings MT Storm Sewer Revenue 4.000% 07/01/29	250,000	275,208
City of Dillon MT Water & Sewer System R 4.000% 07/01/33	250,000	274,562
*City of Forsyth MT 5.000% 05/01/33	1,000,000	1,091,860
		3,217,032

TOTAL MUNICPAL BONDS (COST: $70,283,214)		$73,017,783

OTHER ASSETS LESS LIABILITIES (2.8%)		2,114,977

NET ASSETS (100.0%)		$75,132,760

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 29, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.0%)

Education (16.7%)
Barnes County North Public School District Building Authority 4.000% 05/01/22	$250,000	$263,958
State Board of Higher Education of the State of North Dakota 4.000% 04/01/25	415,000	472,839
State Board of Higher Education of the State of North Dakota 4.000% 04/01/28	365,000	400,661
State Board of Higher Education of the State of North Dakota 4.000% 04/01/26	435,000	483,307
State Board of Higher Education of the State of North Dakota 4.000% 04/01/33	500,000	528,710
State Board of Higher Education of the State of North Dakota 5.000% 04/01/26	500,000	609,540
State Board of Higher Education of the State of North Dakota 3.000% 08/01/26	265,000	279,482
State Board of Higher Education of the State of North Dakota 3.000% 08/01/27	275,000	283,891
State Board of Higher Education of the State of North Dakota 3.250% 08/01/28	280,000	292,950
State Board of Higher Education of the State of North Dakota 3.250% 08/01/29	290,000	298,390
State Board of Higher Education of the State of North Dakota 5.000% 04/01/25	160,000	169,464
University of North Dakota 5.000% 04/01/24	250,000	285,102
		4,368,294
General Obligation (20.7%)
City of Bismarck ND 3.000% 05/01/23	500,000	522,685
Bismarck Public School District No 1 4.000% 05/01/26	750,000	821,715
Dickinson Public School District No 1 4.000% 08/01/34	400,000	426,008
City of Fargo ND 5.000% 05/01/26	400,000	483,524
City of Fargo ND 4.000% 05/01/23	300,000	327,489
City of Fargo ND 5.000% 05/01/27	250,000	311,075
City of Grand Forks ND 4.625% 12/01/26	350,000	352,191
Mandan Public School District No 1 3.125% 08/01/24	200,000	213,702
City of Minot ND Airport Revenue 3.500% 10/01/25	570,000	602,974
City of Minot ND Airport Revenue 4.000% 10/01/28	355,000	376,804
City of Minot ND Water & Sewer Utility Revenue 5.250% 10/01/22	200,000	200,050
City of Minot ND Water & Sewer Utility Revenue 5.375% 10/01/23	250,000	250,062
*West Fargo Public School District No 6 4.000% 05/01/23	500,000	547,290
		5,435,569
Health Care (17.5%)
County of Burleigh ND 5.000% 07/01/22	300,000	352,410
County of Burleigh ND 4.500% 07/01/32	250,000	286,667
County of Burleigh ND 5.000% 07/01/35	500,000	570,440
County of Burleigh ND 5.050% 11/01/18	125,000	125,019
City of Fargo ND 5.500% 11/01/20	500,000	567,880
City of Fargo ND 6.000% 11/01/28	500,000	582,910
City of Grand Forks ND 5.000% 12/01/22	500,000	559,650
City of Grand Forks ND 4.000% 12/01/27	400,000	415,580
City of Grand Forks ND 5.000% 12/01/32	250,000	266,507
City of Grand Forks ND 7.250% 11/01/29	300,000	301,656
City of Grand Forks ND 5.125% 12/01/25	250,000	263,263
City of Grand Forks ND 3.000% 12/01/20	135,000	135,543
City of Langdon ND 6.200% 01/01/25	155,000	155,381
		4,582,906
Housing (8.2%)
North Dakota Housing Finance Agency 3.650% 01/01/20	60,000	62,206
North Dakota Public Finance Authority 4.500% 06/01/26	400,000	437,592
North Dakota Housing Finance Agency 2.900% 07/01/20	300,000	307,893
North Dakota Housing Finance Agency 3.050% 07/01/21	150,000	154,169
*North Dakota Housing Finance Agency 3.100% 01/01/26	1,165,000	1,188,230
		2,150,090
Other Revenue (18.3%)
Bismarck Parks & Recreation District 3.500% 04/01/25	280,000	288,112
Bismarck Parks & Recreation District 3.650% 04/01/27	295,000	302,357
County of Burleigh ND Multi-County Sales Tax Revenue 4.000% 11/01/32	400,000	417,084
City of Grand Forks ND 5.000% 12/15/27	500,000	597,945
City of Grand Forks ND 5.000% 12/15/28	250,000	295,942
Jamestown Park District/ND 4.000% 07/01/33	345,000	360,294
City of Mandan ND 4.000% 09/01/34	500,000	517,875
North Dakota Public Finance Authority 5.000% 06/01/20	115,000	115,046
North Dakota Public Finance Authority 5.000% 06/01/31	240,000	240,142
North Dakota Public Finance Authority 5.500% 10/01/27	250,000	261,408
North Dakota Public Finance Authority 6.000% 06/01/34	200,000	214,594
North Dakota Public Finance Authority 4.000% 06/01/30	400,000	427,883
North Dakota Public Finance Authority 4.000% 06/01/28	265,000	291,039
North Dakota Public Finance Authority 5.000% 06/01/28	130,000	153,579
*County of Ward ND 3.000% 04/01/22	300,000	311,580
		4,794,880
Transportation (5.9%)
Grand Forks Regional Airport Authority 4.600% 06/01/24	350,000	367,364
Grand Forks Regional Airport Authority 5.000% 06/01/29	500,000	527,160
Grand Forks Regional Airport Authority 4.500% 06/01/28	230,000	255,542
Grand Forks Regional Airport Authority 4.500% 06/01/28	370,000	396,913
		1,546,979
Utilities (8.7%)
City of Bismarck ND Water Revenue 3.000% 04/01/21	495,000	510,583
*City of Bismarck ND Water Revenue 3.625% 04/01/25	675,000	693,663
City of Bismarck ND Water Revenue 3.750% 04/01/26	265,000	272,020
*County of McLean ND 4.875% 07/01/26	750,000	797,670
		2,273,936

TOTAL MUNICPAL BONDS (COST: $24,024,147)		$25,152,654

OTHER ASSETS LESS LIABILITIES (4.0%)		1,053,925

NET ASSETS (100.0%)		$26,206,579

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 29, 2017, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$70,283,214	$24,024,147
Unrealized appreciation	$2,804,556	$1,147,444
Unrealized depreciation	($69,987)	($18,937)
Net unrealized appreciation (depreciation)*	$2,734,569	$1,128,507

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of September 29, 2017:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$73,017,783	$0	$73,017,783
Total	$0	$73,017,783	$0	$73,017,783

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$25,152,654	$0	$25,152,654
Total	$0	$25,152,654	$0	$25,152,654

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 28, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 28, 2017